Global Strategy Fund Expense Example - Global Strategy Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	$ 853